Insurance service expenses and other expenditure - Analysis of expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance service expenses and other expenditure
Expenses attributed to insurance acquisition cash flows	$ 4,987	$ 4,833	$ 3,232
Other directly attributable expenses	1,328	1,258	1,221
Other expenditure	1,003	990	1,019
Total expenses	$ 7,318	$ 7,081	$ 5,472